Schedule of Accrued and Other Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued professional fees	$ 342	$ 236	$ 242
Accrued interest	1,151	797	644
Accrued payroll and bonus	702	695	738
Settlements — short term (Nutrablend and 4Excelsior)	2,102	2,104	2,005
Accrued expenses — ThermoLife	1,364	1,364	1,364
Accrued and other short-term liabilities	993	746	1,201
Total accrued and other liabilities	$ 6,654	$ 5,942	$ 6,194